RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Narrative (Details) - USD ($) $ in Thousands	May 23, 2022	Mar. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Trade receivables		$ 621,282	$ 538,177
Trade receivables, allowances for credit losses		19,354	18,360
Derecognized trade receivables under non-recourse facilitates		24,400	13,200
Derecognized trade receivables under facilitates with recourse provisions		255,000	246,800
Net advances to growers		123,400	123,900
Other receivables		139,400	138,400
Other receivables, allowances for credit losses		18,000	17,800
Value-Added Taxes Receivable
Financing Receivable, Past Due [Line Items]
Other receivables		41,700	43,100
Other receivables, allowances for credit losses		11,700
Past Due
Financing Receivable, Past Due [Line Items]
Net advances to growers		$ 12,300	$ 21,000
Minimum
Financing Receivable, Past Due [Line Items]
Term of supply agreement	1 year
Maximum
Financing Receivable, Past Due [Line Items]
Term of supply agreement	10 years